                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       St. Denis J. Villere & Co. LLC
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Address:    210 Baronne Street, Suite 808
            ------------------------------------------
            New Orleans, LA 70112
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            ------------------------------------------


 Form 13F File Number: 28- 774
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George V. Young
          --------------------------------------------
Title:    LLC Member
          --------------------------------------------
Phone:    (504) 525-0808
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ GEORGE V. YOUNG             New Orleans, LA                  11/09/04
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              0
                                              -----------------------

Form 13F Information Table Entry Total:                       115
                                              -----------------------

Form 13F Information Table Value Total:      $            710,505
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1               COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7           COLUMN 8
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NAMES OF               TITLE OF                    VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER                 CLASS          CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE   SHARED   NONE
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SCP POOL CORP          COM           784028 10 2   56,007      2,094,513 Sh               OTHER                      2,094,513
COOPER COS INC         COM NEW       216648 40 2   35,250        514,227 Sh               OTHER                        514,227
GARMIN LTD             ORD           G37260 10 9   34,390        791,150 Sh               OTHER                        791,150
LUMINEX CORP DEL       COM           55027E 10 2   30,753      3,160,031 Sh               OTHER                      3,160,031
LABONE INC NEW         COM           50540L 10 5   29,621      1,012,638 Sh               OTHER                      1,012,638
AMERICAN VANGUARD CORP COM           030371 10 8   25,700        721,575 Sh               OTHER                        721,575
EPIQ SYS INC           COM           26882D 10 9   23,802      1,529,926 Sh               OTHER                      1,529,926
NOBLE INTL LTD         COM           655053 10 6   23,089      1,261,875 Sh               OTHER                      1,261,875
KANSAS CITY SOUTHERN   COM NEW       485170 30 2   21,452      1,409,786 Sh               OTHER                      1,409,786
HENRY JACK & ASSOC INC COM           426281 10 1   20,453      1,089,843 Sh               OTHER                      1,089,843
3-D SYS CORP DEL       COM NEW       88554D 20 5   20,178      1,686,525 Sh               OTHER                      1,686,525
MARCUS CORP            COM           566330 10 6   19,375        991,615 Sh               OTHER                        991,615
STEWART ENTERPRISES
 INC                   CL A          860370 10 5   17,970      2,585,594 Sh               OTHER                      2,585,594
FIRST ST
 BANCORPORATION        COM           336453 10 5   16,730        526,954 Sh               OTHER                        526,954
CAREMARK RX INC        COM           141705 10 3   16,540        517,166 Sh               OTHER                        517,166
GULF ISLAND
 FABRICATION INC       COM           402307 10 2   15,648        704,272 Sh               OTHER                        704,272
WELLS FARGO & CO NEW   COM           949746 10 1   15,523        260,311 Sh               OTHER                        260,311
YELLOW ROADWAY CORP    COM           985577 10 5   15,310        326,500 Sh               OTHER                        326,500
NOVA CHEMICALS CORP    COM           66977W 10 9   14,501        374,700 Sh               OTHER                        374,700
PFIZER INC             COM           717081 10 3   13,665        448,032 Sh               OTHER                        448,032
IRWIN FINL CORP        COM           464119 10 6   13,327        516,180 Sh               OTHER                        516,180
SOUTHWEST BANCORP INC
 OKLA                  COM           844767 10 3   12,917        585,799 Sh               OTHER                        585,799
O CHARLEYS INC         COM           670823 10 3   12,322        756,725 Sh               OTHER                        756,725
STONE ENERGY CORP      COM           861642 10 6   12,157        277,824 Sh               OTHER                        277,824
CAL MAINE FOODS INC    COM NEW       128030 20 2   11,497      1,055,703 Sh               OTHER                      1,055,703
PETROLEUM HELICOPTERS
 INC                   COM NON VTG   716604 20 2   10,944        488,123 Sh               OTHER                        488,123
CERNER CORP            COM           156782 10 4    9,785        226,200 Sh               OTHER                        226,200
LASERSCOPE             COM           518081 10 4    9,374        442,700 Sh               OTHER                        442,700
DELTA PETE CORP        COM NEW       247907 20 7    9,136        692,914 Sh               OTHER                        692,914
DST SYS INC DEL        COM           233326 10 7    8,244        185,250 Sh               OTHER                        185,250
O REILLY AUTOMOTIVE
 INC                   COM           686091 10 9    6,994        179,050 Sh               OTHER                        179,050
LEGGETT & PLATT INC    COM           524660 10 7    6,252        222,494 Sh               OTHER                        222,494
BANK OF AMERICA
 CORPORATION           COM           060505 10 4    5,614        129,566 Sh               OTHER                        129,566
WHITNEY HLDG CORP      COM           966612 10 3    6,453        129,844 Sh               OTHER                        129,844
BLOCK H & R INC        COM           093671 10 5    5,416        110,000 Sh               OTHER                        110,000
TIDEWATER INC          COM           886423 10 2    5,226        160,556 Sh               OTHER                        160,556
INTERNATIONAL
 RECTIFIER CORP        COM           460254 10 5    5,152        144,950 Sh               OTHER                        144,950
US BANCORP DEL         COM NEW       902973 30 4    4,972        172,038 Sh               OTHER                        172,038
INPUT/OUTPUT INC       COM           457652 10 5    4,962        481,300 Sh               OTHER                        481,300
PETROLEUM HELICOPTERS
 INC                   COM VTG       716604 10 3    4,889        216,347 Sh               OTHER                        216,347
EXXON MOBIL CORP       COM           30231G 10 2    4,852        100,392 Sh               OTHER                        100,392
CABOT CORP             COM           127055 10 1    4,162        107,900 Sh               OTHER                        107,900

COAST FINL HLDGS INC   COM           190354 10 0    3,870        252,100 Sh               OTHER                        252,100
JPMORGAN & CHASE & CO  COM           46625H 10 0    3,831         96,426 Sh               OTHER                         96,426
QUICKSILVER RESOURCES
 INC                   COM           74837R 10 4    3,022         92,500 Sh               OTHER                         92,500
HANCOCK HLDG CO        COM           410120 10 9    2,786         87,648 Sh               OTHER                         87,648
GENERAL ELEC CO        COM           369604 10 3    2,314         68,899 Sh               OTHER                         68,899
SCHLUMBERGER LTD       COM           806857 10 8    2,252         33,453 Sh               OTHER                         33,453
AMERICAN INTL GROUP
 INC                   COM           026874 10 7    2,095         30,807 Sh               OTHER                         30,807
CENTRAL GARDEN & PET
 CO                    COM           15352710 6     2,082         68,000 Sh               OTHER                         68,000
AMSOUTH BANCORPORATION COM           032165 10 2    2,057         84,307 Sh               OTHER                         84,307
ST  PAUL TRAVELERS INC COM           792860 10 8    1,892         57,235 Sh               OTHER                         57,235
MERCK & CO INC         COM           589331 10 7    1,808         54,801 Sh               OTHER                         54,801
VITRAN INC             COM           92850E 10 7    1,762        118,500 Sh               OTHER                        118,500
SCOTTS CO              CL A          810186 10 6    1,751         27,300 Sh               OTHER                         27,300
KEYCORP NEW            COM           493267 10 8    1,694         53,600 Sh               OTHER                         53,600
CITIGROUP INC          COM           172967 10 1    1,485         33,661 Sh               OTHER                         33,661
OFFSHORE LOGISTICS INC COM           676255 10 2    1,466         42,600 Sh               OTHER                         42,600
GENERAL CABLE CORP DEL
 NEW                   COM           369300 10 8    1,394        131,000 Sh               OTHER                        131,000
MERGE TECHNOLOGIES INC COM           589981 10 9    1,296         75,100 Sh               OTHER                         75,100
BIO RAD LABS INC       CL A          090572 20 7    1,288         25,200 Sh               OTHER                         25,200
INSITUFORM
 TECHNOLOGIES INC      CL A          457667 10 3    1,279         68,500 Sh               OTHER                         68,500
FEDERAL NATL MTG ASSN  COM           313586 10 9    1,227         19,350 Sh               OTHER                         19,350
CISCO SYS INC          COM           17275R 10 2    1,087         60,076 Sh               OTHER                         60,076
BP PLC                 SPONSORED
                        ADR          055622 10 4    1,083         18,825 Sh               OTHER                         18,825
BELLSOUTH CORP         COM           079860 10 2    1,078         39,731 Sh               OTHER                         39,731
DISNEY WALT CO         COM DISNEY    254687 10 6    1,047         46,450 Sh               OTHER                         46,450
HOME DEPOT INC         COM           437076 10 2    1,036         26,432 Sh               OTHER                         26,432
BRISTOL MYERS SQUIBB
 CO                    COM           110122 10 8      952         40,236 Sh               OTHER                         40,236
AMEDISYS INC           COM           023436 10 8      922         30,800 Sh               OTHER                         30,800
COLGATE PALMOLIVE CO   COM           194162 10 3      912         20,185 Sh               OTHER                         20,185
JOHNSON & JOHNSON      COM           478160 10 4      897         15,916 Sh               OTHER                         15,916
VIACOM INC             CL B          925524 30 8      882         26,280 Sh               OTHER                         26,280
CHEVRONTEXACO CORP     COM           166764 10 0      841         15,682 Sh               OTHER                         15,682
AFLAC INC              COM           001055 10 2      841         21,450 Sh               OTHER                         21,450
PROCTER & GAMBLE CO    COM           742718 10 9      823         15,200 Sh               OTHER                         15,200
MCDONALDS CORP         COM           580135 10 1      779         27,800 Sh               OTHER                         27,800
REGIONS FINANCIAL CORP
 NEW                   COM           7591EP 10 0      694         20,984 Sh               OTHER                         20,984
RF MONOLITHICS INC     COM           74955F 10 6      635         90,300 Sh               OTHER                         90,300
ALLSTATE CORP          COM           020002 10 1      630         13,132 Sh               OTHER                         13,132
PEOPLES FINL CORP MISS COM           71103B 10 2      621         35,200 Sh               OTHER                         35,200
KIMBERLY CLARK CORP    COM           494368 10 3      615          9,516 Sh               OTHER                          9,516
PNC FINL SVCS GROUP
 INC                   COM           693475 10 5      601         11,102 Sh               OTHER                         11,102
GOLDMAN SACHS GROUP
 INC                   COM           38141G 10 4      578          6,200 Sh               OTHER                          6,200
GRAINGER W W INC       COM           384802 10 4      577         10,000 Sh               OTHER                         10,000
WAL MART STORES INC    COM           931142 10 3      571         10,740 Sh               OTHER                         10,740
WACHOVIA CORP 2ND NEW  COM           929903 10 2      543         11,558 Sh               OTHER                         11,558
MORGAN STANLEY         COM NEW       617446 44 8      528         10,704 Sh               OTHER                         10,704

HIBERNIA CORP          CL A          428656 10 2      510         20,239 Sh               OTHER                         20,239
SECURITY BANK CORP     COM           814047 10 6      490         14,000 Sh               OTHER                         14,000
TENET HEALTHCARE CORP  COM           88033G 10 0      419         38,800 Sh               OTHER                         38,800
DEVELOPERS DIVERSIFIED
 RLTY                  COM           251591 10 3      407         10,400 Sh               OTHER                         10,400
PEPSICO INC            COM           713448 10 8      396          8,145 Sh               OTHER                          8,145
VERIZON COMMUNICATIONS COM           92343V 10 4      378          9,607 Sh               OTHER                          9,607
FIRST DATA CORP        COM           319963 10 4      364          8,364 Sh               OTHER                          8,364
SCHERING PLOUGH CORP   COM           806605 10 1      324         17,000 Sh               OTHER                         17,000
SEARS ROEBUCK & CO     COM           812387 10 8      319          8,000 Sh               OTHER                          8,000
MICROSOFT CORP         COM           594918 10 4      308         11,142 Sh               OTHER                         11,142
KINDER MORGAN ENERGY
 PARTNER               UT LTD
                        PARTNER      494550 10 6      283          6,050 Sh               OTHER                          6,050
ROYAL DUTCH PETE CO    NY REG
                        EUR .56      780257 80 4      277          5,376 Sh               OTHER                          5,376
PPG INDS INC           COM           693506 10 7      258          4,216 Sh               OTHER                          4,216
WAYPOINT FINL CORP     COM           946756 10 3      255          9,245 Sh               OTHER                          9,245
WYETH                  COM           983024 10 0      251          6,702 Sh               OTHER                          6,702
LINCARE HLDGS INC      COM           532791 10 0      245          8,248 Sh               OTHER                          8,248
NEWELL RUBBERMAID INC  COM           651229 10 6      238         11,900 Sh               OTHER                         11,900
DILLARDS INC           CL A          254067 10 1      229         11,603 Sh               OTHER                         11,603
JANUS CAP GROUP INC    COM           47102X 10 5      225         16,500 Sh               OTHER                         16,500
FEDERAL REALTY INVT TR SH BEN INT
                        NEW          313747 20 6      220          5,000 Sh               OTHER                          5,000
SHORE BANCSHARES INC   COM           825107 10 5      207          7,125 Sh               OTHER                          7,125
SONIC INNOVATIONS INC  COM           83545M 10 9      199         43,725 Sh               OTHER                         43,725
NEWPARK RES INC        COM PAR $.01
                        NEW          651718 50 4      196         32,700 Sh               OTHER                         32,700
VELCRO INDS NV         COM           922571 10 4      155         13,500 Sh               OTHER                         13,500
ALIGN TECHNOLOGY INC   COM           016255 10 1      153         10,000 Sh               OTHER                         10,000
TOREADOR RES CORP      COM           891050 10 6      117         12,100 Sh               OTHER                         12,100
EASYLINK SVCS CORP     CL A NEW      27784T 20 0       54         46,090 Sh               OTHER                         46,090

                                                  710,505